Shareholder Report	6 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000226137
Shareholder Report [Line Items]
Fund Name	Monarch Ambassador Income Index ETF
Trading Symbol	MAMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$64	1.23%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 87,269,519	$ 87,269,519
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 365,888
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,269,519
Number of Portfolio Holdings	9
Advisory Fee	$365,888
Portfolio Turnover	73%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000226138
Shareholder Report [Line Items]
Fund Name	Monarch Blue Chips Core Index ETF
Trading Symbol	MBCC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$65	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 106,901,685	$ 106,901,685
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 474,331
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$106,901,685
Number of Portfolio Holdings	24
Advisory Fee	$474,331
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.5%
Reit	4.5%

S000246990
Shareholder Report [Line Items]
Fund Name		Monarch Dividend Plus Index ETF
Trading Symbol		MDPL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 6, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-541-291-4405
Additional Information Website		https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$63	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.25%
AssetsNet	$ 34,763,310	$ 34,763,310
Holdings Count | Holding	31	31
Advisory Fees Paid, Amount		$ 127,333
InvestmentCompanyPortfolioTurnover		34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,763,310
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$127,333
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Exchange-Traded Funds	2.2%

C000226139
Shareholder Report [Line Items]
Fund Name	Monarch ProCap Index ETF
Trading Symbol	MPRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-541-291-4405
Additional Information Website	https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$55	1.04%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 146,568,352	$ 146,568,352
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount	$ 543,884
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$146,568,352
Number of Portfolio Holdings	6
Advisory Fee	$543,884
Portfolio Turnover	92%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000246991
Shareholder Report [Line Items]
Fund Name		Monarch Select Subsector Index ETF
Trading Symbol		MSSS
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 6, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-541-291-4405
Additional Information Website		https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$58	1.12%Footnote Reference*

* Annualized

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		1.12%
AssetsNet	$ 59,176,250	$ 59,176,250
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount		$ 229,848
InvestmentCompanyPortfolioTurnover		151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,176,250
Number of Portfolio Holdings	10
Advisory Fee	$229,848
Portfolio Turnover	151%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

C000246992
Shareholder Report [Line Items]
Fund Name		Monarch Volume Factor Dividend Tree Index ETF
Trading Symbol		MVFD
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 6, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-541-291-4405
Additional Information Website		https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$62	1.23%Footnote Reference*

* Annualized

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.23%
AssetsNet	$ 48,782,296	$ 48,782,296
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount		$ 165,264
InvestmentCompanyPortfolioTurnover		120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$48,782,296
Number of Portfolio Holdings	41
Advisory Fee	$165,264
Portfolio Turnover	120%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

C000246993
Shareholder Report [Line Items]
Fund Name		Monarch Volume Factor Global Unconstrained Index ETF
Trading Symbol		MVFG
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 6, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-541-291-4405
Additional Information Website		https://www.monarchfunds.com/resources
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$60	1.18%Footnote Reference*

* Annualized

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.18%
AssetsNet	$ 53,304,400	$ 53,304,400
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount		$ 193,178
InvestmentCompanyPortfolioTurnover		185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$53,304,400
Number of Portfolio Holdings	24
Advisory Fee	$193,178
Portfolio Turnover	185%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%